Schedule of Investments
March 31, 2026 (unaudited)
Pinnacle Value Fund
Bertolet Capital Trust

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 55.41%

Apparel & Textile - 6.99%
Crown Crafts, Inc.	61,442		158,213
Culp, Inc. (2)	359,409		984,781
Unifi, Inc. (2)	389,376		1,390,072

			2,533,066

Banks & Thrifts - 3.16%
Hope Bancorp, Inc.	11,007		122,948
OP Bancorp	33,191		441,440
PCB Bancorp	25,757		579,275

			1,143,663

Chemicals - 0.70%
Innospec, Inc. (2)	1,628		118,877
Stepan Co.	2,723		136,096

			254,972

Construction & Fabrication - 0.26%
Tri Pointe Homes, Inc. (2)	2,000		93,460

Energy - 10.19%
Bristow Group, Inc.	21,364		1,001,758
Dorian LPG Ltd. (Marshall Islands)	15,570		532,494
Sabine Royalty Trust	5,441		409,925
San Juan Royalty Trust (2)	136,785		657,936
Seacor Marine Holdings, Inc. (2)	139,801		1,000,975
Seadrill Ltd. (Bermuda) (2)	2,000		91,000

			3,694,088

Furniture & Fixtures - 1.36%
Ethan Allen Interiors, Inc.	5,053		112,480
Hooker Furnishings Corp.	29,537		380,437

			492,916

Industrial Metals - 1.97%
Friedman Industries, Inc.	12,712		225,257
Luxfer Holdings plc (United Kingdom) (2)	400		4,872
Omega Flex, Inc.	14,841		460,665
SIFCO Industries, Inc. (2)	1,000		13,310
Star Bulk Carriers Corp. (Marshall Islands) (2)	400		9,188

			713,291

Insurance - 2.77%
First Acceptance Corp. (2)	230,498		1,002,666

Oil & Gas - 0.01%
Intrepid Potash, Inc. (2)	100		4,277

Power Equipment - 4.48%
AstroNova, Inc. (2)	6,183		56,822
Hurco Cos., Inc. (2)	106,572		1,567,674

			1,624,496

Retail - 12.15%
Ingles Markets, Inc.	18,724		1,683,100
PetMed Express, Inc. (2)	252,235		575,096
Shoe Carnival, Inc.	51,288		799,580
The Buckle, Inc.	7,129		359,016
Weyco Group, Inc.	30,845		988,582

			4,405,375

Technology - 1.96%
Benchmark Electronics, Inc.	1,500		84,090
Diodes, Inc. (2)	8,416		574,476
Ultralife Corp. (2)	8,133		53,027

			711,593

Transportation - 9.37%
AerSale Corp. (2)	133,505		830,401
Heartland Express, Inc.	51,013		530,535
Seaboard Corp.	188		1,062,956
StealthGas, Inc. (Marshall Islands) (2)	106,117		974,154

			3,398,046

Trucking (No Local) - 0.04%
Marten Transport, Ltd.	1,000		13,130

Total Common Stock	(Cost $ 16,916,372)		20,085,041

Closed-End & Exchange Traded Funds (4) - 0.21%

Barings Participation Investor	4,378		75,039

Total Exchange-Traded Funds	(Cost $ 56,770)		75,039

Money Market Registered Investment Companies - 45.08%

Federated Government Obligations Fund - Institutional Shares - 3.52% (3)	16,339,252		16,339,252

Total Money Market Registered Investment Companies	(Cost $ 16,339,252)		16,339,252

Total Investments - 100.71%	(Cost $ 33,312,395)		36,499,332

Liabilities in Excess of Other Assets - (0.71%)			(251,509)

Total Net Assets - 100.00%			36,247,823

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (8)
Level 1 - Quoted Prices	$36,499,332	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$36,499,332		$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the money market rate shown represents the yield at March 31, 2026
(4) Exchange-traded fund.